Commitments and Contingencies	9 Months Ended
May 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 - COMMITMENTS AND CONTINGENCIES

Acquisition Agreement

On May 16, 2017, the Company executed an Acquisition Agreement with Shenzhen Nova E-commerce, Ltd. (“NOVA”), a private Shenzhen Chinese corporation. Upon satisfaction of conditions precedent to closing (including regulatory approval of the transfer of NOVA’s Hong Kong business license to the Company), the Company is to acquire 100% ownership of NOVA in exchange for the Company’s issuance of a total of 25,000,000 shares of its Class C common stock to the 130 owners of NOVA. NOVA, incorporated on May 26, 2016, currently operates an online store in China selling a wide range of products.